Share-Based Payments - Additional Information (Detail)														1 Months Ended										3 Months Ended		12 Months Ended					36 Months Ended
	Jan. 01, 2022	Jan. 01, 2021 shares	Jan. 01, 2020 shares	Mar. 31, 2019 shares	Mar. 11, 2019	Aug. 08, 2018	Jun. 29, 2018 EUR (€) shares	Jun. 30, 2017 EUR (€) shares	May 13, 2017 shares	Mar. 01, 2017	Jun. 24, 2016 EUR (€) shares	Mar. 01, 2016	Jun. 30, 2015 EUR (€) shares	Apr. 30, 2019 shares	Jan. 31, 2019 shares	Jun. 30, 2018 shares	Mar. 31, 2018 shares	Jan. 31, 2018 shares	Jun. 30, 2017 EUR (€) shares	Apr. 30, 2017 shares	Feb. 28, 2017 shares	Jan. 31, 2017 shares	Feb. 28, 2016 shares	Feb. 28, 2019 shares	Mar. 31, 2015	Dec. 31, 2019 shares	Dec. 31, 2018 EUR (€) shares yr	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2016 EUR (€) shares yr	Dec. 31, 2015 shares	Dec. 31, 2018 EUR (€) shares yr	Dec. 31, 2017 EUR (€) shares yr	Nov. 01, 2020 shares	Nov. 01, 2019 shares	Jan. 01, 2019 shares	Jun. 05, 2018 shares	May 04, 2018 shares	Jan. 01, 2017 shares
Disclosure of share based payments [line items]
Share option vesting period																											Four years
Share option exercise period | yr																											8
Vesting percentage after one year																											25.00%
Vesting percentage quarterly																											6.25%
Number of conditional performance shares awarded																											45,116	46,808	61,469
Share option yearly vesting percentage starting one year after the grant date																											25.00%
Employee benefits expense | €																											€ 92,363,000	€ 80,291,000	€ 69,974,000
Expected volatility of share performance period																											5 years
One-year holding discount used as input for the performance share valuation in the Monte Carlo valuation model																											5.50%				5.50%
Key management [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																			36,514
Percentage of performance shares awarded								50.00%											50.00%
Number of performance shares vested																														18,257						10,642	6,004
Percentage of performance shares awarded remaining balance																														50.00%
Number of performance shares awarded remaining																														36,512
Number of actual performance shares awarded																														33,292
Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of performance shares vested		15,028	18,270	36,538
Percentage of performance shares vested			50.00%
Events after reporting period [Member] | Key management [member]
Disclosure of share based payments [line items]
Number of performance shares vested																																			10,642
2017 Plan [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																												48,720
Number of performance shares vested																											12,181				12,181
2017 Plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of performance shares vested																																			12,181
2018 performance shares [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																											42,955
Number of shares conditionally awarded																	39,311
2018 performance shares [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of performance shares vested			10,740
Percentage of performance shares vested	50.00%	50.00%
Decreased number of performance shares that will vest			18,145
2013 option plan [member]
Disclosure of share based payments [line items]
Number of conditional performance shares awarded																	39,311			108,213
2017 Performance Share Awards [member]
Disclosure of share based payments [line items]
Percentage of performance shares awarded																											50.00%				50.00%
Number of performance shares vested																											24,358				24,358
2017 option plan [member]
Disclosure of share based payments [line items]
Number of conditional performance shares awarded																45,116
Performance shares [member]
Disclosure of share based payments [line items]
Number of outstanding shares																											157,000	204,000	253,000	129,000	157,000	204,000
Number of shares granted																											115,000	62,000	196,000
Number of shares vested																											130,000	108,000	72,000
Performance shares [member] | Key management [member]
Disclosure of share based payments [line items]
Number of performance shares awarded forfeited																		6,004
Key management [member] | 2016 Performance share awards [member]
Disclosure of share based payments [line items]
Number of performance shares awarded remaining																		38,228
Number of performance shares awarded forfeited																		11,224
Number of performance shares awarded remaining																		27,004
Key management [member] | TSR Performance Grants [member[ | 2016 Performance share awards [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																		40,507
Key management [member] | TSR Performance Grants [member[ | 2016 Performance share awards [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Percentage of performance shares awarded			50.00%																																50.00%
Number of performance shares vested			20,252																																20,255
Executive director [member] | 2017 Plan [member]
Disclosure of share based payments [line items]
Number of performance shares awarded									61,469																		45,116	46,808
Executive director [member] | 2017 Plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Percentage of performance shares vested	50.00%	50.00%	50.00%
Executive director [member] | TSR Performance Grants [member[ | 2017 Plan [member]
Disclosure of share based payments [line items]
Percentage of performance shares awarded																											100.00%	100.00%			100.00%	100.00%
Executive director [member] | TSR Performance of S&P SmallCap 600 Constituents 82nd percentile [member] | 2017 Plan [member]
Disclosure of share based payments [line items]
TSR performance percentage relative to three-year TSR performance of constituents of S&P SmallCap 600																															96.00%
Executive director [member] | TSR Performance of S&P SmallCap 600 Constituents 82nd percentile [member] | 2017 Plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of performance shares awarded														107,571
Key management and Executive Director [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																							149,600
Key management and Executive Director [member] | Performance shares [member] | 2017 Performance Share Awards [member]
Disclosure of share based payments [line items]
Number of performance shares awarded forfeited																		14,828
Number of shares conditionally awarded																				61,405
Number of performance shares awarded and subject to initial adjustment																		46,577
Two thousand eighteen annual general meeting [member] | 2017 Plan [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of performance shares awarded				24,362
Percentage of performance shares awarded				50.00%
Restricted shares [member]
Disclosure of share based payments [line items]
Weighted average remaining contractual life | yr																											2.4	2.5	1.9		2.4	2.5
Restricted shares [member] | Key management [member]
Disclosure of share based payments [line items]
Number of shares granted																											30,000	10,000	20,000	75,000
Number of shares vested										25,000		25,000				5,000		5,000				5,000			25,000
Restricted shares [member] | Events after reporting period [Member] | Key management [member]
Disclosure of share based payments [line items]
Number of shares granted																								20,000
Number of shares vested			5,000												5,000									10,000
Number of outstanding shares to be vest																																	10,000	10,000
Restricted shares [member] | Performance shares [member]
Disclosure of share based payments [line items]
Number of shares vested																											300,000	800,000	700,000
Restricted shares [member] | Non-executive directors [member] | 2013 option plan [member]
Disclosure of share based payments [line items]
Number of shares granted value | €							€ 40,000	€ 40,000			€ 40,000		€ 40,000						€ 40,000
Number of outstanding shares							746	996			1,234		1,615						996
Number of shares granted							3,730	3,984			4,936		6,460
Share based payment arrangements [member] | Performance shares [member]
Disclosure of share based payments [line items]
Employee benefits expense | €																											€ 12,700,000	€ 9,900,000	€ 7,900,000
Taxes and social security charges related to share-based payments | €																											€ 300,000	€ 1,000,000	€ 200,000		€ 300,000	€ 1,000,000
2016 Annual General Meeting [Member] | Executive director [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																													38,286
Percentage of performance shares awarded																													50.00%
Number of performance shares vested																													19,143									19,143
2015 Annual General Meeting [member] | Executive director [member] | Key management [member]
Disclosure of share based payments [line items]
Percentage of performance shares vested						50.00%
2015 Annual General Meeting [member] | Executive director [member] | Events after reporting period [Member] | Key management [member]
Disclosure of share based payments [line items]
Percentage of performance shares vested					50.00%
2015 Annual General Meeting [member] | Executive director [member] | 2017 Plan [member]
Disclosure of share based payments [line items]
Percentage of performance share adjusted for new plan									50.00%
Number of shares adjusted for new plan									34,320
2015 Performance Share Awards [member] | 2017 Plan [member]
Disclosure of share based payments [line items]
Number of outstanding shares									34,320
2015 Performance Share Awards [member] | Executive director [member] | First Installment [member]
Disclosure of share based payments [line items]
Number of other equity instruments expected to vest in share-based payment arrangement						30,030
2015 Performance Share Awards [member] | Executive director [member] | Events after reporting period [Member] | Second Installment [member]
Disclosure of share based payments [line items]
Number of other equity instruments expected to vest in share-based payment arrangement					30,030
2015 Performance Share Awards [member] | Executive director [member] | TSR Performance of S&P SmallCap 600 Constituents 85th percentile [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																												60,060
TSR performance percentage relative to three-year TSR performance of constituents of S&P SmallCap 600																																105.00%
Two thousand seventeen annual general meeting [member] | 2016 Performance share awards [member] | Key management and Executive Director [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																												38,228
Percentage of performance shares awarded																												50.00%				50.00%
Number of performance shares vested																												19,114				19,114				13,502	5,612
Two thousand seventeen annual general meeting [member] | 2017 Plan [member] | Key management and Executive Director [member]
Disclosure of share based payments [line items]
Number of performance shares awarded																					76,456
Percentage of performance shares awarded																												50.00%				50.00%
2019 Annual general meeting [member] | 2018 performance shares [member] | Events after reporting period [Member]
Disclosure of share based payments [line items]
Number of performance shares awarded																										21,480
Percentage of performance shares awarded																										50.00%
Number of performance shares vested				10,740